CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed balance sheets (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 17, 2021 USD ($)	Jan. 01, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,419,166	$ 495,732,000	¥ 4,217,528
Short-term investments	1,253,670	181,765,000	2,491,056
Prepayments and other assets	1,612,022	233,721,000	1,687,021
Total current assets	9,048,353	1,311,888,000	12,412,816
Non-current assets:
Total non-current assets	8,267,878	1,198,729,000	8,665,224
Total assets	17,316,231	2,510,617,000	21,078,040
Current liabilities:
Income tax payable	51,892	7,524,000	60,217
Total current liabilities	6,658,626	965,408,000	7,515,880
Other liabilities	370,531	53,722,000	1,232,677
Total non-current liabilities	1,074,106	155,731,000	2,069,737
Total liabilities	7,732,732	1,121,139,000	9,585,617
Commitments and contingencies
Shareholders' equity:
Ordinary shares (par value of US$0.001 per share; 4,000,000,000 and 40,000,000,000 shares authorized, 3,805,284,810 and 3,805,284,801 shares issued, 3,646,381,840 and 3,687,612,015 shares outstanding as of December 31, 2021 and 2022, respectively)	25,062	3,634,000	24,782		$ 40,000,000
Treasury shares	(208,385)	(30,213,000)
Additional paid-in capital	18,648,205	2,703,736,000	18,245,801
Accumulated deficit	(10,102,236)	(1,464,687,000)	(7,451,029)			¥ 5,684
Accumulated other comprehensive (loss) income	453,074	65,690,000	(207,882)				¥ (68,440)	¥ 484,348
Total equity	9,583,499	1,389,478,000	11,492,423	$ 1,803,412			8,240,050	(4,197,259)
Total liabilities, non-controlling interests and shareholders' equity	17,316,231	2,510,617,000	21,078,040
Parent Company
Current assets:
Cash and cash equivalents	169,743	24,610,000	69,393	$ 10,061,000			¥ 68,012	¥ 540,361
Short-term investments			1,029,472
Prepayments and other assets	34,141	4,951,000	53,618
Amounts due from subsidiaries (other than WFOE)	4,354,380	631,326,000	5,408,311
Amounts due from WFOE	100,000	14,499,000	100,000
Total current assets	4,658,264	675,386,000	6,660,794
Non-current assets:
Investments in subsidiaries	5,518,634	800,127,000	5,328,424
Total non-current assets	5,518,634	800,127,000	5,328,424
Total assets	10,176,898	1,475,513,000	11,989,218
Current liabilities:
Accrued expenses and other liabilities	1,309,490	189,858,000	182,075
Income tax payable	2,764	401,000	3,307
Amounts due to WFOE	5,287	767,000	4,840
Amounts due to VIEs and VIEs' subsidiaries	43,987	6,377,000	6
Amounts due to related parties			829
Total current liabilities	1,361,528	197,403,000	191,057
Other liabilities	14,350	2,081,000	1,194,212
Total non-current liabilities	14,350	2,081,000	1,194,212
Total liabilities	1,375,878	199,484,000	1,385,269
Commitments and contingencies
Shareholders' equity:
Ordinary shares (par value of US$0.001 per share; 4,000,000,000 and 40,000,000,000 shares authorized, 3,805,284,810 and 3,805,284,801 shares issued, 3,646,381,840 and 3,687,612,015 shares outstanding as of December 31, 2021 and 2022, respectively)	25,062	3,634,000	24,782
Treasury shares	(208,385)	(30,213,000)
Additional paid-in capital	18,648,205	2,703,736,000	18,245,801
Accumulated deficit	(10,116,936)	(1,466,818,000)	(7,458,752)
Accumulated other comprehensive (loss) income	453,074	65,690,000	(207,882)
Total equity	8,801,020	1,276,029,000	10,603,949
Total liabilities, non-controlling interests and shareholders' equity	¥ 10,176,898	$ 1,475,513,000	¥ 11,989,218